Acquisitions and Divestitures Divestitures (Schedule of Selected Financial Information) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Revenue						$ 593,733	$ 702,695
Disposal Group, Including Discontinued Operation, Operating Expense						592,505	703,715
Disposal Group, Including Discontinued Operation, Operating Income (Loss)						1,228	(1,020)
Disposal Group, Including Discontinued Operation, Interest Income						2	2
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax						1,230	(1,018)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax						875	0
Income (loss) from discontinued operations	$ 1,164	$ 508	$ 290	$ 143	$ 0	$ 2,105	$ (1,018)